OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER (Details) € in Millions, $ in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 EUR (€)	Jan. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)
Brookfield Asset Management | Brookfield Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Contributed commitments										$ 1,300
Unfulfilled commitments	$ 142
Brookfield Asset Management | Brookfield Strategic Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Contributed commitments									$ 2,300
Unfulfilled commitments	645
Brookfield Asset Management | BREF
Disclosure of contingent liabilities [line items]
Contributed commitments								$ 400
Unfulfilled commitments	159
Brookfield Asset Management | Brookfield Fairfield U.S. Multifamily Value Add Fund
Disclosure of contingent liabilities [line items]
Contributed commitments							$ 300
Unfulfilled commitments	150
Brookfield Asset Management | BSREP III
Disclosure of contingent liabilities [line items]
Contributed commitments						$ 1,000
Unfulfilled commitments	192
Brookfield Asset Management | Brookfield European Real Estate Partnership Fund
Disclosure of contingent liabilities [line items]
Contributed commitments				$ 109	€ 100
Unfulfilled commitments | €		€ 0
Brookfield Corporation | BSREP IV
Disclosure of contingent liabilities [line items]
Contributed commitments			$ 3,500
Unfulfilled commitments	$ 1,800